RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 15. RELATED PARTY TRANSACTIONS

Venator is party to a variety of transactions and agreements with Huntsman, their former parent and controlling shareholder.

Corporate Cost Allocations

Prior to the Separation, Huntsman’s executive, information technology, EHS and certain other corporate departments performed certain administrative and other services for Venator. Additionally, Huntsman performed certain site services for Venator. Expenses incurred by Huntsman and allocated to Venator were determined based on specific services provided or were allocated based on Venator’s total revenues, total assets, and total employees in proportion to those of Huntsman. Management believes that such expense allocations are reasonable. Corporate allocations include allocated selling, general, and administrative expenses of $9 million and $27 million for the three months ended September 30, 2017 and 2016, respectively, and $62 million and $76 million for the nine months ended September 30, 2017 and 2016, respectively.

Material Agreements between Venator and Huntsman

On August 11, 2017, Venator entered into a separation agreement with Huntsman to effect the Separation and to provide a framework for the relationship with Huntsman. This agreement governs the relationship between Venator and Huntsman subsequent to the completion of the Separation and provides for the allocation between Venator and Huntsman of assets, liabilities and obligations attributable to periods prior to the Separation. Because these agreements were entered into in the context of a related party transaction, the terms may not be comparable to terms that would be obtained in a transaction between unaffiliated parties.

Other Transactions

See descriptions of our financing arrangements with Huntsman before and after the Separation in “Note 7. Debt” and “Note 8. Derivative Instruments and Hedging Activities.” See description of our arrangement with Huntsman as part of the separation in “Note 9. Income Taxes.”

20. RELATED PARTY TRANSACTIONS

Huntsman Corporation’s executive, information technology, EHS and certain other corporate departments perform certain administrative and other services for Venator. Additionally, Huntsman Corporation performs certain site services for Venator. Expenses incurred by Huntsman Corporation and allocated to Venator are determined based on specific services provided or are allocated based on our total revenues, total assets, and total employees in proportion to those of Huntsman Corporation. Management believes that such expense allocations are reasonable. It is not practical to estimate the expenses that would have been incurred by Venator had it been operated on a stand‑alone basis. Corporate allocations include allocated selling, general, and administrative expenses of $104 million, $90 million and $78 million for the years ended December 31, 2016, 2015 and 2014, respectively.

We also conduct transactions in the normal course of business with parties under common ownership. Sales of raw materials to LPC as part of a sourcing arrangement were $67 million, $80 million and $108 million for the years ended December 31, 2016, 2015 and 2014, respectively. Proceeds from this arrangement are recorded as a reduction of cost of goods sold in Venator’s combined statements of operations. Related to this same arrangement, purchases of finished goods from LPC were $158 million, $163 million and $194 million for the years ended December 31, 2016, 2015 and 2014, respectively. Inventory purchases from other affiliates of Huntsman by Venator was $2 million for the year ended December 31, 2016. The related accounts receivable from affiliates and accounts payable to affiliates as of December 31, 2016 and 2015 are recognized in the combined balance sheets.

We participate in a cash management system with various subsidiaries of Huntsman International, which results in interest expense to Venator. See note “1. Description of Business, Recent Developments, Basis of Presentation and Summary of Significant Accounting Policies” and note “14. Related Party Financing.”